CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	1	1	—
- Cash at bank	3,081	474	68

	3,082	475	68

Schedule of cash and cash equivalents denominated in different currencies

	December 31,
	2024	2025	2025
	CNY	CNY	US$

CNY	1,469	341	49
US$	1,366	34	5
HK$	247	100	14

	3,082	475	68